Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000105241 | 258620863 | DoubleLine Low Duration Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000105241 | 258620301 | DoubleLine Core Fixed Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000105241 | NOMU WNTN_20250816_L_USB | Nomura WNTN Shares
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000105241 | 31846V336 | First American Government Obligations Fund, X
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105241 | NOMUWNTN2_20250816_L_USB | Nomura WNTN TRND Shares
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000105241 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105241 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000105241 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000105241 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.80%
C000105241 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	73.50%
C000105241 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	19.70%
C000105242 | 258620863 | DoubleLine Low Duration Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000105242 | 258620301 | DoubleLine Core Fixed Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000105242 | NOMU WNTN_20250816_L_USB | Nomura WNTN Shares
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000105242 | 31846V336 | First American Government Obligations Fund, X
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105242 | NOMUWNTN2_20250816_L_USB | Nomura WNTN TRND Shares
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000105242 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105242 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000105242 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000105242 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.80%
C000105242 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	73.50%
C000105242 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	19.70%
C000105243 | 258620863 | DoubleLine Low Duration Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000105243 | 258620301 | DoubleLine Core Fixed Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000105243 | NOMU WNTN_20250816_L_USB | Nomura WNTN Shares
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000105243 | 31846V336 | First American Government Obligations Fund, X
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105243 | NOMUWNTN2_20250816_L_USB | Nomura WNTN TRND Shares
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000105243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105243 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000105243 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000105243 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.80%
C000105243 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	73.50%
C000105243 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	19.70%